Commitments and Contingencies - Schedule of Unconditional Purchase Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Unconditional purchase obligations, rolling maturity
2014	$ 85,475
2015	44,669
2016	38,613
2017	38,935
2018	37,643
Thereafter	129,685
Total	$ 375,020